Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	$ 14,871
Fixed assets	1,875
Fixed assets and trademarks Total	16,746
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	0
Fixed assets	0
Fixed assets and trademarks Total	0
Significant Other Observable Inputs (Level 2) [Member]
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	0
Fixed assets	1,875
Fixed assets and trademarks Total	1,875
Significant Unobservable Inputs (Level 3) [Member]
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	14,871
Fixed assets	0
Fixed assets and trademarks Total	$ 14,871